Segmented information (Tables)	12 Months Ended
Dec. 31, 2021
Segmented information
Schedule of segmented information

	Year ended December 31, 2021		Year ended December 31, 2020		Year ended December 31, 2019
		Custom Built		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$1,174,310	$926,460	$—	$568,521	$—	$585,584
Gross profit	(2,334,898)	100,987	—	(130,934)	—	98,041
Operating expenses	(58,294,978)	(266,685)	(26,837,127)	(242,426)	(20,341,597)	(365,710)
Other items	19,136,745	332,844	(36,062,460)	193,490	(2,666,853)	(15,704)
Current income tax recovery	(850)	—	(725)	1,129	(1,600)	—
Deferred income tax recovery	—	—	—	32,148	—	80,725
Net (loss)/income	(41,493,981)	167,146	(62,900,312)	(146,593)	(23,010,050)	(202,648)
FX translation	587	—	4,213,906	—	898,473	—
Comprehensive (loss)/income	$(41,493,394)	$167,146	$(58,686,406)	$(146,593)	$(22,111,577)	$(202,648)

	December 31, 2021		December 31, 2020
				Custom Built
	Electric Vehicles	Electric Vehicles	Electric Vehicles	Vehicles
Inventory	$3,243,267	$337,183	$305,443	$303,651
Plant and equipment	9,891,685	232,202	9,014,777	275,531